OFI Global Asset Management, Inc.
225 Liberty Street,
New York, New York 10281-1008
March 3, 2017
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Oppenheimer Value Fund, a series of Oppenheimer Series Fund (the “Registrant”) Reg. No. 2-75276; File No. 811-3346
To the Securities and Exchange Commission:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act“), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2017.
Sincerely,
/s/ John G. Kiernan
John G. Kiernan Vice President & Associate General Counsel 212-323-5020 jkiernan@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP Gloria LaFond Taylor Edwards, Esq.